BNY Mellon US Large Cap Core Equity ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.7%
Communication Services — 10.2%
Alphabet, Inc., Cl. A	396,299	76,049,778
Alphabet, Inc., Cl. C	350,340	67,566,572
AT&T, Inc.	481,980	13,211,072
Charter Communications, Inc., Cl. A (a),(b)	6,298	1,696,429
Comcast Corp., Cl. A	256,042	8,508,276
Electronic Arts, Inc.	15,533	2,368,627
Fox Corp., Cl. A	14,158	789,450
Fox Corp., Cl. B	9,217	471,357
Live Nation Entertainment, Inc. (a)	10,300	1,521,310
Meta Platforms, Inc., Cl. A	148,638	114,962,575
Netflix, Inc. (a)	28,627	33,190,144
Omnicom Group, Inc.	12,848	925,698
Pinterest, Inc., Cl. A (a)	42,436	1,638,030
Reddit, Inc., Cl. A (a)	7,627	1,224,820
ROBLOX Corp., Cl. A (a)	37,925	5,225,686
Snap, Inc., Cl. A (a)	85,522	806,473
Spotify Technology SA (a)	10,436	6,538,571
Take-Two Interactive Software, Inc. (a)	11,068	2,465,176
The Trade Desk, Inc., Cl. A (a)	28,792	2,503,752
The Walt Disney Company	123,308	14,687,216
TKO Group Holdings, Inc.	4,716	792,335
T-Mobile US, Inc.	33,323	7,944,536
Verizon Communications, Inc.	286,988	12,271,607
Warner Bros Discovery, Inc. (a)	169,608	2,233,737
Warner Music Group Corp., Cl. A	8,730	255,440
		379,848,667
Consumer Discretionary — 10.5%
Airbnb, Inc., Cl. A (a)	28,668	3,795,930
Amazon.com, Inc. (a)	644,183	150,809,682
Aptiv PLC (a)	15,811	1,085,267
AutoZone, Inc. (a)	1,204	4,537,129
Best Buy Co., Inc.	11,350	738,431
Booking Holdings, Inc.	2,112	11,624,575
Carnival Corp. (a)	74,180	2,208,339
Carvana Co. (a)	8,207	3,202,125
Chipotle Mexican Grill, Inc. (a)	91,934	3,942,130
Coupang, Inc. (a)	75,389	2,218,698
D.R. Horton, Inc.	18,661	2,665,537
Darden Restaurants, Inc.	8,043	1,622,032
Deckers Outdoor Corp. (a)	9,413	999,378
DoorDash, Inc., Cl. A (a)	22,523	5,636,381
DraftKings, Inc., Cl. A (a)	37,084	1,670,263
eBay, Inc.	32,508	2,982,609
Expedia Group, Inc.	8,241	1,485,193
Flutter Entertainment PLC (a)	12,142	3,670,041
Ford Motor Co.	264,215	2,924,860
Garmin Ltd.	10,766	2,355,170
General Motors Co.	69,390	3,701,263

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Consumer Discretionary — 10.5% (continued)
Genuine Parts Co.	9,454	1,218,432
Hilton Worldwide Holdings, Inc.	16,904	4,531,624
Las Vegas Sands Corp.	20,408	1,069,379
Lennar Corp., Cl. A	14,309	1,605,184
Lennar Corp., Cl. B (b)	1,896	203,213
Lowe’s Companies, Inc.	38,235	8,548,199
Lululemon Athletica, Inc. (a)	7,407	1,485,326
Marriott International, Inc., Cl. A	16,804	4,433,399
McDonald’s Corp.	49,623	14,890,374
MercadoLibre, Inc. (a)	3,186	7,563,214
NIKE, Inc., Cl. B	80,202	5,990,287
NVR, Inc. (a)	153	1,155,072
O’Reilly Automotive, Inc. (a)	60,980	5,995,554
PulteGroup, Inc.	13,672	1,543,842
Ross Stores, Inc.	22,596	3,085,258
Royal Caribbean Cruises Ltd.	15,962	5,073,841
Starbucks Corp.	76,367	6,808,882
Tesla, Inc. (a)	190,819	58,823,773
The Home Depot, Inc.	68,164	25,050,952
The TJX Companies, Inc.	77,974	9,710,102
Tractor Supply Co.	37,441	2,132,265
Ulta Beauty, Inc. (a)	3,117	1,605,286
Viking Holdings Ltd. (a)	4,100	240,752
Williams-Sonoma, Inc.	8,202	1,534,184
Yum! Brands, Inc.	19,401	2,796,654
		390,970,081
Consumer Staples — 5.1%
Altria Group, Inc.	117,935	7,304,894
Archer-Daniels-Midland Co.	27,838	1,508,263
Brown-Forman Corp., Cl. A	10,675	305,732
Brown-Forman Corp., Cl. B (b)	12,598	363,452
Bunge Global SA	8,902	710,024
Church & Dwight Co., Inc.	16,445	1,542,048
Colgate-Palmolive Co.	56,424	4,731,152
Conagra Brands, Inc.	33,458	610,943
Constellation Brands, Inc., Cl. A	10,716	1,790,001
Costco Wholesale Corp.	30,399	28,564,116
Dollar General Corp.	12,505	1,311,775
Dollar Tree, Inc. (a)	12,517	1,421,305
General Mills, Inc.	35,624	1,744,864
Hormel Foods Corp.	18,073	507,671
Kellanova	18,172	1,450,671
Kenvue, Inc.	131,014	2,808,940
Keurig Dr. Pepper, Inc.	76,343	2,492,599
Kimberly-Clark Corp.	21,844	2,722,199
McCormick & Co., Inc.	17,896	1,263,994
Mondelez International, Inc., Cl. A	89,398	5,783,157
Monster Beverage Corp. (a)	46,115	2,709,256
PepsiCo, Inc.	93,959	12,958,825
Philip Morris International, Inc.	104,750	17,184,237
Sysco Corp.	35,199	2,801,840

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Consumer Staples — 5.1% (continued)
Target Corp.	29,621	2,976,910
The Clorox Company	8,797	1,104,551
The Coca-Cola Company	264,422	17,951,610
The Estee Lauder Companies, Inc., Cl. A	12,006	1,120,640
The Hershey Company (b)	9,813	1,826,494
The Kraft Heinz Company	54,815	1,505,220
The Kroger Company	44,278	3,103,888
The Procter & Gamble Company	161,462	24,295,187
Tyson Foods, Inc., Cl. A	20,965	1,096,470
Walmart, Inc.	296,835	29,083,893
		188,656,821
Energy — 3.0%
Baker Hughes Co.	68,869	3,102,549
Cheniere Energy, Inc.	15,489	3,653,545
Chevron Corp.	131,179	19,891,984
ConocoPhillips	87,424	8,335,004
Coterra Energy, Inc.	50,295	1,226,695
Devon Energy Corp.	46,140	1,532,771
Diamondback Energy, Inc.	13,327	1,981,192
EOG Resources, Inc.	38,666	4,640,693
EQT Corp.	38,257	2,056,314
Expand Energy Corp.	13,876	1,453,927
Exxon Mobil Corp.	296,822	33,137,208
Halliburton Co.	45,601	1,021,462
Kinder Morgan, Inc.	130,191	3,653,160
Marathon Petroleum Corp.	21,681	3,689,889
Occidental Petroleum Corp.	44,781	1,967,677
ONEOK, Inc.	41,789	3,431,295
Phillips 66	28,039	3,465,060
Schlumberger NV	86,386	2,919,847
Targa Resources Corp.	14,108	2,347,712
Texas Pacific Land Corp. (b)	1,370	1,326,338
The Williams Companies, Inc.	84,195	5,047,490
Valero Energy Corp.	21,339	2,930,058
Venture Global, Inc., Cl. A (b)	22,488	344,741
		113,156,611
Financials — 13.5%
Aflac, Inc.	34,866	3,464,286
American Express Co.	38,389	11,490,212
American International Group, Inc.	43,999	3,415,642
Ameriprise Financial, Inc.	6,626	3,433,527
Aon PLC, Cl. A	13,559	4,823,072
Apollo Global Management, Inc.	27,972	4,064,891
Arch Capital Group Ltd.	22,986	1,978,175
Ares Management Corp., Cl. A	12,287	2,279,607
Arthur J. Gallagher & Co.	16,551	4,754,275
Bank of America Corp.	454,308	21,475,139
Berkshire Hathaway, Inc., Cl. B (a)	90,606	42,755,159
BlackRock, Inc.	10,380	11,480,384
Blackstone, Inc.	47,957	8,294,643
Block, Inc. (a)	37,925	2,930,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Financials — 13.5% (continued)
Blue Owl Capital, Inc.	40,127	776,457
Brown & Brown, Inc.	15,195	1,388,367
Capital One Financial Corp.	43,272	9,303,480
Cboe Global Markets, Inc.	6,580	1,586,043
Chubb Ltd.	26,331	7,005,099
Cincinnati Financial Corp.	10,574	1,559,771
Citigroup, Inc.	125,558	11,764,785
Citizens Financial Group, Inc.	33,839	1,614,797
CME Group, Inc.	24,656	6,861,272
Coinbase Global, Inc., Cl. A (a)	14,171	5,353,237
Corpay, Inc. (a)	4,740	1,531,257
Erie Indemnity Co., Cl. A	1,491	531,154
Everest Group Ltd.	2,621	880,132
FactSet Research Systems, Inc.	2,690	1,083,801
Fidelity National Information Services, Inc.	36,843	2,925,703
Fifth Third Bancorp	49,099	2,041,045
First Citizens BancShares, Inc., Cl. A	488	973,443
Fiserv, Inc. (a)	37,846	5,258,323
Global Payments, Inc.	16,565	1,324,372
Huntington Bancshares, Inc.	110,554	1,816,402
Interactive Brokers Group, Inc., Cl. A	28,736	1,883,932
Intercontinental Exchange, Inc.	38,071	7,036,663
JPMorgan Chase & Co.	190,378	56,397,579
KKR & Co., Inc.	45,737	6,704,129
Loews Corp.	10,514	951,938
LPL Financial Holdings, Inc.	5,589	2,211,735
M&T Bank Corp.	11,132	2,100,608
Markel Group, Inc. (a)	1,010	2,028,373
Marsh & McLennan Cos., Inc.	34,221	6,816,823
Mastercard, Inc., Cl. A	55,590	31,490,067
MetLife, Inc.	39,820	3,024,329
Moody’s Corp.	10,715	5,526,047
Morgan Stanley	84,624	12,055,535
MSCI, Inc.	5,112	2,869,672
Nasdaq, Inc.	25,797	2,482,187
Northern Trust Corp.	15,417	2,004,210
PayPal Holdings, Inc. (a)	67,765	4,659,521
Principal Financial Group, Inc.	15,426	1,200,606
Prudential Financial, Inc.	24,943	2,583,596
Raymond James Financial, Inc.	12,638	2,112,189
Regions Financial Corp.	66,368	1,681,101
Robinhood Markets, Inc., Cl. A (a)	49,274	5,077,686
Rocket Cos., Inc., Cl. A (b)	12,586	185,895
Ryan Specialty Holdings, Inc.	4,747	290,469
S&P Global, Inc.	21,443	11,817,237
State Street Corp.	21,988	2,457,159
Synchrony Financial	26,159	1,822,498
T. Rowe Price Group, Inc.	15,413	1,563,649
The Allstate Corp.	18,184	3,695,898
The Bank of New York Mellon Corp.	51,817	5,256,835
The Charles Schwab Corp.	114,632	11,202,985

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Financials — 13.5% (continued)
The Goldman Sachs Group, Inc.	21,627	15,649,081
The Hartford Insurance Group, Inc.	20,020	2,490,288
The PNC Financial Services Group, Inc.	25,687	4,887,465
The Progressive Corp.	39,715	9,612,619
The Travelers Companies, Inc.	15,113	3,933,007
Toast, Inc., Cl. A (a)	30,415	1,485,469
TPG, Inc.	4,333	247,284
Tradeweb Markets, Inc., Cl. A	7,510	1,040,511
Truist Financial Corp.	86,577	3,784,281
U.S. Bancorp	97,794	4,396,818
Visa, Inc., Cl. A (b)	117,209	40,492,193
W. R. Berkley Corp.	20,086	1,382,118
Wells Fargo & Co.	224,291	18,084,583
Willis Towers Watson PLC	6,720	2,122,243
		503,017,149
Health Care — 8.9%
Abbott Laboratories	117,103	14,777,228
AbbVie, Inc.	120,875	22,847,793
Agilent Technologies, Inc.	19,874	2,281,734
Align Technology, Inc. (a)	5,157	665,305
Alnylam Pharmaceuticals, Inc. (a)	9,016	3,536,436
Amgen, Inc.	36,641	10,812,759
Baxter International, Inc.	36,549	795,306
Becton, Dickinson & Co.	18,112	3,228,464
Biogen, Inc. (a)	10,544	1,349,632
BioMarin Pharmaceutical, Inc. (a)	12,774	738,976
Boston Scientific Corp. (a)	101,106	10,608,042
Bristol-Myers Squibb Co.	139,410	6,037,847
Cardinal Health, Inc.	15,769	2,447,664
Cencora, Inc.	11,153	3,190,650
Centene Corp. (a)	34,198	891,542
CVS Health Corp.	85,567	5,313,711
Danaher Corp.	43,369	8,550,632
DexCom, Inc. (a)	26,299	2,124,170
Edwards Lifesciences Corp. (a)	39,595	3,140,280
Elevance Health, Inc.	15,392	4,357,167
Eli Lilly & Co.	57,971	42,902,598
GE HealthCare Technologies, Inc.	31,021	2,212,418
Gilead Sciences, Inc.	84,434	9,481,094
HCA Healthcare, Inc.	12,280	4,346,997
Hologic, Inc. (a)	16,732	1,118,032
Humana, Inc.	7,450	1,861,532
IDEXX Laboratories, Inc. (a)	5,614	2,999,616
Illumina, Inc. (a)	9,719	998,239
Incyte Corp. (a)	12,346	924,592
Insulet Corp. (a)	4,598	1,326,063
Intuitive Surgical, Inc. (a)	24,290	11,685,676
IQVIA Holdings, Inc. (a)	11,227	2,086,650
Johnson & Johnson	164,501	27,099,895
Labcorp Holdings, Inc.	5,751	1,495,720
McKesson Corp.	8,717	6,045,588

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Health Care — 8.9% (continued)
Medtronic PLC	89,234	8,052,476
Merck & Co., Inc.	170,310	13,304,617
Mettler-Toledo International, Inc. (a)	1,400	1,727,152
Molina Healthcare, Inc. (a)	4,075	643,320
Natera, Inc. (a)	9,255	1,237,023
Pfizer, Inc.	382,866	8,916,949
Quest Diagnostics, Inc.	7,684	1,286,378
Regeneron Pharmaceuticals, Inc.	7,213	3,934,403
ResMed, Inc.	10,375	2,821,378
Revvity, Inc.	8,979	789,254
Royalty Pharma PLC, Cl. A	26,130	961,584
STERIS PLC	6,522	1,477,168
Stryker Corp.	22,824	8,963,670
The Cigna Group	18,635	4,982,626
The Cooper Companies, Inc. (a)	13,608	961,950
Thermo Fisher Scientific, Inc.	25,724	12,030,600
UnitedHealth Group, Inc.	62,024	15,478,709
Veeva Systems, Inc., Cl. A (a)	10,401	2,955,964
Vertex Pharmaceuticals, Inc. (a)	17,482	7,987,001
Waters Corp. (a)	4,353	1,256,972
West Pharmaceutical Services, Inc.	4,504	1,077,627
Zimmer Biomet Holdings, Inc.	14,021	1,285,025
Zoetis, Inc.	30,642	4,467,297
		330,879,191
Industrials — 8.6%
3M Co.	36,593	5,460,407
Amentum Holdings, Inc. (a)	386	9,638
AMETEK, Inc.	16,420	3,035,237
Automatic Data Processing, Inc.	28,130	8,706,235
Axon Enterprise, Inc. (a)	4,906	3,706,434
Booz Allen Hamilton Holding Corp.	7,757	832,559
Broadridge Financial Solutions, Inc.	7,770	1,923,153
Builders FirstSource, Inc. (a)	6,626	842,363
Carlisle Cos., Inc.	3,074	1,090,379
Carrier Global Corp.	56,774	3,895,832
Caterpillar, Inc.	33,217	14,549,710
Cintas Corp.	23,641	5,261,305
Copart, Inc. (a)	58,882	2,669,121
CSX Corp.	135,019	4,798,575
Cummins, Inc.	9,141	3,360,414
Deere & Co.	17,159	8,997,665
Delta Air Lines, Inc.	40,190	2,138,510
Dover Corp.	10,314	1,868,278
Eaton Corp. PLC	26,701	10,272,409
EMCOR Group, Inc.	2,850	1,788,347
Emerson Electric Co.	38,663	5,625,853
Equifax, Inc.	8,161	1,960,517
Expeditors International of Washington, Inc.	9,674	1,124,506
Fastenal Co.	74,898	3,455,045
FedEx Corp.	15,236	3,405,094
Ferguson Enterprises, Inc.	12,812	2,861,304

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Industrials — 8.6% (continued)
Fortive Corp.	23,241	1,113,941
GE Vernova, Inc.	18,633	12,303,184
General Dynamics Corp.	15,334	4,778,228
General Electric Co.	72,735	19,717,004
HEICO Corp.	3,114	1,017,655
HEICO Corp., Cl. A	4,574	1,180,504
Honeywell International, Inc.	44,721	9,943,714
Howmet Aerospace, Inc.	27,533	4,949,607
Hubbell, Inc.	3,403	1,488,744
IDEX Corp.	4,943	808,230
Illinois Tool Works, Inc.	20,227	5,177,505
Ingersoll Rand, Inc.	27,263	2,307,268
J.B. Hunt Transport Services, Inc.	5,141	740,561
Jacobs Solutions, Inc.	8,039	1,140,493
Johnson Controls International PLC	44,263	4,647,615
L3Harris Technologies, Inc.	12,785	3,513,574
Leidos Holdings, Inc.	8,270	1,320,306
Lennox International, Inc.	1,882	1,146,138
Lockheed Martin Corp.	15,714	6,615,280
Norfolk Southern Corp.	15,395	4,279,810
Northrop Grumman Corp.	9,721	5,605,226
Old Dominion Freight Line, Inc.	12,289	1,834,133
Otis Worldwide Corp.	27,695	2,373,185
PACCAR, Inc.	35,312	3,487,413
Parker-Hannifin Corp.	8,803	6,442,916
Paychex, Inc.	21,903	3,161,260
Quanta Services, Inc.	10,205	4,144,557
Republic Services, Inc.	13,900	3,206,035
Rockwell Automation, Inc.	7,847	2,759,868
Rollins, Inc.	20,945	1,199,520
RTX Corp.	91,244	14,377,317
Southwest Airlines Co. (b)	41,074	1,270,419
SS&C Technologies Holdings, Inc.	15,199	1,299,211
The Boeing Company (a)	48,799	10,825,570
Trane Technologies PLC	15,178	6,649,178
TransDigm Group, Inc.	3,657	5,882,138
TransUnion	13,443	1,279,639
Uber Technologies, Inc. (a)	137,890	12,099,847
Union Pacific Corp.	41,900	9,300,543
United Airlines Holdings, Inc. (a)	22,012	1,943,880
United Parcel Service, Inc., Cl. B	47,353	4,079,934
United Rentals, Inc.	4,549	4,016,494
Veralto Corp.	14,274	1,496,343
Verisk Analytics, Inc.	9,627	2,683,141
Vertiv Holdings Co., Cl. A	23,547	3,428,443
W.W. Grainger, Inc.	2,882	2,995,954
Waste Management, Inc.	27,295	6,254,922
Watsco, Inc.	2,072	934,223
Westinghouse Air Brake Technologies Corp.	12,114	2,326,494
Xylem, Inc.	16,702	2,415,443
		321,601,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Information Technology — 33.8%
Accenture PLC, Cl. A	42,708	11,407,307
Adobe, Inc. (a)	28,907	10,339,745
Advanced Micro Devices, Inc. (a)	110,788	19,533,032
Akamai Technologies, Inc. (a)	9,416	718,535
Amdocs Ltd.	7,738	660,516
Amphenol Corp., Cl. A	82,364	8,772,590
Analog Devices, Inc.	34,033	7,644,833
Apple, Inc.	997,710	207,094,665
Applied Materials, Inc.	55,567	10,005,394
AppLovin Corp., Cl. A (a)	17,250	6,739,575
Arista Networks, Inc. (a)	70,263	8,657,807
Atlassian Corp., Cl. A (a)	11,121	2,132,785
Autodesk, Inc. (a)	14,780	4,479,966
Bentley Systems, Inc., Cl. B	13,789	799,486
Broadcom, Inc.	314,376	92,332,231
Cadence Design Systems, Inc. (a)	18,746	6,834,229
CDW Corp.	9,410	1,640,916
Cisco Systems, Inc.	273,623	18,628,254
Cloudflare, Inc., Cl. A (a)	21,263	4,415,900
Cognizant Technology Solutions Corp., Cl. A	34,179	2,452,685
Corning, Inc.	55,030	3,480,097
CrowdStrike Holdings, Inc., Cl. A (a)	16,567	7,530,861
Datadog, Inc., Cl. A (a)	21,545	3,015,869
Dell Technologies, Inc., Cl. C	20,014	2,655,658
Entegris, Inc. (b)	9,793	768,359
Fair Isaac Corp. (a)	1,603	2,303,062
First Solar, Inc. (a)	7,426	1,297,545
Fortinet, Inc. (a)	41,751	4,170,925
Gartner, Inc. (a)	4,958	1,679,027
GLOBALFOUNDRIES, Inc. (a),(b)	4,799	179,435
GoDaddy, Inc., Cl. A (a)	9,219	1,489,606
Hewlett Packard Enterprise Co.	87,143	1,802,989
HP, Inc.	63,137	1,565,798
HubSpot, Inc. (a)	3,426	1,780,321
Intel Corp.	301,113	5,962,037
International Business Machines Corp.	63,169	15,991,232
Intuit, Inc.	18,555	14,568,087
Jabil, Inc.	7,344	1,638,960
Keysight Technologies, Inc. (a)	11,800	1,934,138
KLA Corp.	9,173	8,063,342
Lam Research Corp.	88,167	8,361,758
Marvell Technology, Inc.	57,235	4,599,977
Microchip Technology, Inc.	38,010	2,569,096
Micron Technology, Inc.	76,478	8,346,809
Microsoft Corp.	500,845	267,200,807
MicroStrategy, Inc., Cl. A (a),(b)	16,791	6,747,631
MongoDB, Inc. (a)	5,747	1,367,154
Monolithic Power Systems, Inc.	3,057	2,174,261
Motorola Solutions, Inc.	11,176	4,906,040
NetApp, Inc.	12,775	1,330,261
NVIDIA Corp.	1,611,387	286,617,406

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Information Technology — 33.8% (continued)
Okta, Inc. (a)	11,167	1,092,133
ON Semiconductor Corp. (a)	26,265	1,480,295
Oracle Corp.	110,911	28,145,884
Palantir Technologies, Inc., Cl. A (a)	141,942	22,476,516
Palo Alto Networks, Inc. (a)	44,021	7,642,046
PTC, Inc. (a)	7,417	1,593,246
Pure Storage, Inc., Cl. A (a)	20,006	1,190,757
QUALCOMM, Inc.	75,036	11,012,283
Ralliant Corp. (a)	7,782	355,793
Roper Technologies, Inc.	7,470	4,111,488
Salesforce, Inc.	63,436	16,387,422
Samsara, Inc., Cl. A (a)	19,708	749,495
Seagate Technology Holdings PLC	13,994	2,197,198
ServiceNow, Inc. (a)	13,912	13,120,685
Snowflake, Inc. (a)	21,744	4,859,784
Super Micro Computer, Inc. (a)	37,127	2,189,379
Synopsys, Inc. (a)	12,469	7,898,737
TE Connectivity PLC	20,561	4,230,426
Teledyne Technologies, Inc. (a)	3,148	1,734,611
Teradyne, Inc.	9,463	1,016,610
Texas Instruments, Inc.	61,312	11,101,151
Trimble, Inc. (a)	17,224	1,444,921
Tyler Technologies, Inc. (a)	2,804	1,639,106
Ubiquiti, Inc.	166	72,288
VeriSign, Inc.	5,662	1,522,342
Western Digital Corp.	25,784	2,028,943
Workday, Inc., Cl. A (a)	14,349	3,291,374
Zebra Technologies Corp., Cl. A (a)	3,154	1,069,269
Zoom Communications, Inc. (a)	18,082	1,338,972
Zscaler, Inc. (a)	6,730	1,921,819
		1,260,303,972
Materials — 1.9%
Air Products and Chemicals, Inc.	15,119	4,352,458
Amcor PLC	93,529	874,496
Anglogold Ashanti PLC	32,189	1,488,741
Avery Dennison Corp.	5,652	948,236
Ball Corp.	18,669	1,068,987
CF Industries Holdings, Inc.	12,319	1,143,573
Corteva, Inc.	47,496	3,425,886
CRH PLC	47,735	4,556,306
Dow, Inc.	39,580	921,818
DuPont de Nemours, Inc.	27,712	1,992,493
Ecolab, Inc.	16,818	4,402,280
Freeport-McMoRan, Inc.	97,254	3,913,501
International Flavors & Fragrances, Inc.	17,976	1,276,835
International Paper Co.	34,812	1,627,113
Linde PLC	32,600	15,004,476
LyondellBasell Industries NV, Cl. A	14,190	822,027
Martin Marietta Materials, Inc.	4,254	2,445,539
Newmont Corp.	78,019	4,844,980
Nucor Corp.	15,831	2,264,941

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Materials — 1.9% (continued)
Packaging Corp. of America	4,955	960,031
PPG Industries, Inc.	15,559	1,641,474
Reliance, Inc.	3,135	909,558
Smurfit WestRock PLC	34,388	1,526,139
Southern Copper Corp.	6,297	592,926
Steel Dynamics, Inc.	10,473	1,335,936
The Sherwin-Williams Company	16,312	5,397,315
Vulcan Materials Co.	9,050	2,485,763
Westlake Corp.	1,127	89,371
		72,313,199
Real Estate — 1.8%
Alexandria Real Estate Equities, Inc. (c)	10,534	805,114
American Tower Corp. (c)	32,098	6,688,902
AvalonBay Communities, Inc. (c)	9,541	1,777,297
CBRE Group, Inc., Cl. A (a)	21,356	3,325,983
CoStar Group, Inc. (a)	28,250	2,689,117
Crown Castle, Inc. (c)	29,557	3,106,145
Digital Realty Trust, Inc. (c)	22,907	4,041,711
Equinix, Inc. (c)	6,488	5,094,183
Equity Residential (c)	25,990	1,642,568
Essex Property Trust, Inc. (c)	4,453	1,158,582
Extra Space Storage, Inc. (c)	14,287	1,919,601
Healthpeak Properties, Inc. (c)	50,798	860,518
Invitation Homes, Inc. (c)	38,618	1,183,642
Iron Mountain, Inc. (c)	19,753	1,923,152
Mid-America Apartment Communities, Inc. (c)	8,176	1,164,508
Prologis, Inc. (c)	63,544	6,785,228
Public Storage (c)	10,703	2,910,574
Realty Income Corp. (c)	59,429	3,335,750
SBA Communications Corp. (c)	7,543	1,695,063
Simon Property Group, Inc. (c)	22,639	3,708,042
Sun Communities, Inc. (c)	8,762	1,086,751
Ventas, Inc. (c)	27,650	1,857,527
VICI Properties, Inc. (c)	69,443	2,263,842
Welltower, Inc. (c)	41,896	6,915,773
Weyerhaeuser Co. (c)	50,350	1,261,267
		69,200,840
Utilities — 2.4%
Alliant Energy Corp.	17,035	1,107,445
Ameren Corp.	18,226	1,843,195
American Electric Power Co., Inc.	35,525	4,019,298
American Water Works Co., Inc.	13,729	1,925,355
Atmos Energy Corp. (b)	9,524	1,484,982
CenterPoint Energy, Inc.	44,478	1,726,636
CMS Energy Corp.	20,446	1,508,915
Consolidated Edison, Inc.	23,137	2,394,680
Constellation Energy Corp.	21,140	7,353,338
Dominion Energy, Inc.	57,327	3,350,763
DTE Energy Co.	15,302	2,117,950
Duke Energy Corp.	51,190	6,226,752
Edison International	24,807	1,292,941

Description	Shares	Value ($)
Common Stocks — 99.7% (continued)
Utilities — 2.4% (continued)
Entergy Corp.	30,536	2,761,370
Evergy, Inc.	18,157	1,285,516
Eversource Energy	26,103	1,725,408
Exelon Corp.	68,099	3,060,369
FirstEnergy Corp.	38,248	1,633,572
NextEra Energy, Inc.	140,174	9,960,764
NiSource, Inc.	25,179	1,068,849
NRG Energy, Inc.	13,331	2,228,943
PG&E Corp.	147,257	2,064,543
PPL Corp.	52,230	1,864,089
Public Service Enterprise Group, Inc.	35,415	3,179,913
Sempra	44,328	3,620,711
The Southern Company	73,683	6,961,570
Vistra Corp.	22,991	4,794,543
WEC Energy Group, Inc.	22,898	2,497,714
Xcel Energy, Inc.	39,626	2,910,133
		87,970,257
Total Common Stocks (cost $3,069,741,758)		3,717,918,285

	1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $6,634,380)	4.29	6,634,380	6,634,380
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $208,097)	4.29	208,097	208,097
Total Investments (cost $3,076,584,235)		99.9%	3,724,760,762
Cash and Receivables (Net)		.1%	2,339,207
Net Assets		100.0%	3,727,099,969

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $15,182,071 and the value of the collateral was
$15,578,620, consisting of cash collateral of $208,097 and U.S. Government & Agency securities valued at $15,370,523.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	26	9/19/2025	8,027,450	8,286,525	259,075
Gross Unrealized Appreciation					259,075
See notes to statement of investments.

Statement of Investments
BNY Mellon US Large Cap Core Equity ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,717,918,285	—	—	3,717,918,285
Investment Companies	6,842,477	—	—	6,842,477
	3,724,760,762	—	—	3,724,760,762
Liabilities ($)
Other Financial Instruments:
Futures††	259,075	—	—	259,075
	259,075	—	—	259,075

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $648,435,602, consisting of $753,298,940 gross unrealized appreciation and $104,863,338 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.